T. Rowe Price Retail Funds

Supplement to prospectuses

The following information amends the prospectuses for the following T. Rowe Price funds:  Africa & Middle East, Balanced, Blue Chip Growth, Capital Appreciation, Capital Opportunity, Corporate Income, Diversified Mid-Cap Growth, Diversified Small-Cap Growth, Dividend Growth, Emerging Europe & Mediterranean, Emerging Markets Bond, Emerging Markets Local Currency Bond, Emerging Markets Stock, Equity Income, Equity Index 500, European Stock, Extended Equity Market Index, Financial Services, Global Infrastructure, Global Large-Cap Stock, Global Real Estate, Global Stock, Global Technology, GNMA, Growth & Income, Growth Stock, Health Sciences, High Yield, Inflation Protected Bond, International Bond, International Discovery, International Equity Index, International Growth & Income, International Stock, Japan, Latin America, Media & Telecommunications, Mid-Cap Growth, Mid-Cap Value, New America Growth, New Asia, New Era, New Horizons, New Income, Overseas Stock, Personal Strategy Balanced, Personal Strategy Growth, Personal Strategy Income, Prime Reserve, Real Estate, Retirement 2005, Retirement 2010, Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050, Retirement 2055, Retirement Income, Science & Technology, Short-Term Bond, Small-Cap Stock, Small-Cap Value, Spectrum Growth, Spectrum Income, Spectrum International, Strategic Income, Summit Cash Reserves, Summit GNMA, Summit Municipal Income, Summit Municipal Intermediate, Summit Municipal Money Market, Total Equity Market Index, U.S. Bond Enhanced Index, U.S. Large-Cap Core, U.S. Treasury Intermediate, U.S. Treasury Long-Term, U.S. Treasury Money, and Value (collectively referred to as the "T. Rowe Price Retail Funds"). These changes become effective with the open of business on August 1, 2011.

For each T. Rowe Price Retail Fund's fee table in section 1, the line item entitled "Maximum account fee" and its footnote are revised as follows:

Maximum account fee	$20[a]

  [a] Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

The date of this supplement is July 1, 2011.

G02-041    7/1/11